Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information Abstract
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan 7, 2013
Entity Registrant Name	American Realty Capital Properties, Inc.
Entity Central Index Key	0001507385
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Real estate investments, at cost:
Land	$ 28,717	$ 18,489
Buildings, fixtures and improvements	182,700	107,340
Acquired intangible lease assets	24,306	11,044
Total real estate investments, at cost	235,723	136,873
Less: accumulated depreciation and amortization	(20,954)	(14,841)
Total real estate investments, net	214,769	122,032
Cash and cash equivalents	3,779	3,148
Prepaid expenses and other assets	3,015	1,798
Deferred costs, net	4,204	2,785
Assets held for sale, net	812	1,818
Total assets	226,579	131,581
LIABILITIES AND EQUITY
Mortgage notes payable	35,760	30,260
Senior secured revolving credit facility	91,090	42,407
Accounts payable and accrued expenses	1,276	858
Deferred rent	803	724
Total liabilities	128,929	74,249
Common stock, $0.01 par value, 240,000,000 shares authorized, 7,323,434 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	112	73
Additional paid-in capital	101,325	57,582
Accumulated other comprehensive loss	(13)
Accumulated deficit	(13,295)	(4,025)
Total stockholders' equity	88,137	53,630
Non-controlling interest	9,513	3,702
Total equity	97,650	57,332
Total liabilities and equity	226,579	131,581
Series A Preferred Stock [Member]
LIABILITIES AND EQUITY
Convertible Preferred Stock	5
Series B Preferred Stock [Member]
LIABILITIES AND EQUITY
Convertible Preferred Stock	$ 3

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	240,000,000	240,000,000
Common stock, shares issued	11,163,617	7,323,434
Common stock, shares outstanding	11,163,617	7,323,434
Convertible preferred stock, par value per share			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized			545,454	0	283,018	0
Convertible preferred stock, shares issued			545,454	0	283,018	0
Convertible preferred stock, shares outstanding			545,454	0	283,018	0
Liquidation Preference Per Share			$ 11	$ 11	$ 10.6

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Revenues:
Rental income	$ 4,791	$ 576	$ 10,997	$ 576	$ 3,022
Operating expense reimbursements	89		175		153
Total revenues	4,880	576	11,172	576	3,175
Operating expenses:
Acquisition and transaction related	819	604	3,297	604	1,875
Property operating	315		555		153
General and administrative	617	84	1,530	100	440
Depreciation and amortization	2,818	363	6,092	363	1,612
Total operating expenses	4,569	1,051	11,474	1,067	4,080
Operating income (loss)	311	(475)	(302)	(491)	(905)
Interest expense	(1,136)	(185)	(2,873)	(185)	(924)
Other income					1
Total other expenses					(923)
Loss from continuing operations	(825)	(660)	(3,175)	(676)	(1,828)
Net loss from continuing operations attributable to non-controlling interests	62	35	141	35	69
Net loss from continuing operations attributable to stockholders	(763)	(625)	(3,034)	(641)	(1,759)
Discontinued operations:
Loss from operations of held for sale properties	3	(9)	(12)	(9)	(37)
Loss on held for sale properties	(47)		(452)		(815)
Loss from discontinued operations	(44)	(9)	(464)	(9)	(852)
Loss from discontinued operations attributable to non-controlling interests	3		24		36
Loss from discontinued operations attributable to stockholders	(41)	(9)	(440)	(9)	(816)
Net loss	(869)	(669)	(3,639)	(685)	(2,680)
Net loss attributable to non-controlling interests	65	35	165	35	105
Net loss attributable to stockholders	(804)	(634)	(3,474)	(650)	(2,575)
Comprehensive loss			(13)
Comprehensive loss	$ (804)	$ (634)	$ (3,487)	$ (650)
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ (0.08)	$ (0.41)	$ (0.38)	$ (1.25)	$ (0.86)
Basic and diluted net loss per share attributable to common stockholders	$ (0.09)	$ (0.42)	$ (0.43)	$ (1.27)	$ (1.26)

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Common Stock [Member]	Additional Paid-In Capital [Member] Convertible Preferred Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Common Stock [Member]	Accumulated Other Comprehensive Loss [Member] Convertible Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Common Stock [Member]	Accumulated Deficit [Member] Convertible Preferred Stock [Member]	Total Stockholders' Equity [Member]	Total Stockholders' Equity [Member] Common Stock [Member]	Total Stockholders' Equity [Member] Convertible Preferred Stock [Member]	Non-Controlling Interests [Member]	Non-Controlling Interests [Member] Common Stock [Member]	Non-Controlling Interests [Member] Convertible Preferred Stock [Member]
Balance at Dec. 31, 2010	$ 0					$ 0		$ 0			$ 0						$ 0			$ 0
Balance, shares at Dec. 31, 2010						1,000
Stock Issued During Period, Value, New Issues	83,931					71		83,860									83,931
Shares Issued (in shares)						7,146,034
Offering costs, commissions and dealer manager fees	(5,812)							(5,812)									(5,812)
Share based compensation	182					2		180									182
Share based compensation (in shares)						176,400
Distributions Declared	(1,450)										(1,450)						(1,450)
Contribution transaction	(16,771)							(16,771)									(16,771)
Contribution from non-controlling interest holder	0							(3,875)									(3,875)			3,875
Distributions to non-controlling interest holders	(68)																			(68)
Net loss	(2,680)																(2,575)			(105)
Balance at Dec. 31, 2011	57,332					73		57,582						(4,025)			53,630			3,702
Balance, shares at Dec. 31, 2011						7,323,434
Stock Issued During Period, Value, New Issues		34,935	9,000		8		38		34,897	8,992								34,935	9,000
Shares Issued (in shares)					828,472		3,737,500
Offering costs, commissions and dealer manager fees	(937)							(937)									(937)
Share based compensation	792					1		791									792
Share based compensation (in shares)						102,683
Distributions Declared	(5,796)													(5,796)			(5,796)
Contribution from non-controlling interest holder	6,352																			6,352
Distributions to non-controlling interest holders	(376)																			(376)
Accumulated other comprehensive (loss) - derivatives	(13)										(13)						(13)
Net loss	(3,639)													(3,474)			(3,474)			(165)
Balance at Sep. 30, 2012	$ 97,650			$ 8		$ 112		$ 101,325			$ (13)			$ (13,295)			$ 88,137			$ 9,513
Balance, shares at Sep. 30, 2012				828,472		11,163,617

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,639)	$ (685)	$ (2,680)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	4,875	351	1,465
Amortization of intangible lease assets	1,217	21	159
Amortization of deferred costs	530	30	195
Amortization of above-market lease asset	56
Loss on held for sale porperties	452		815
Share based compensation	792	2	182
Changes in assets and liabilities:
Prepaid expenses and other assets	(1,087)	(48)	(314)
Accounts payable and accrued expenses	142	(115)	374
Deferred rent	79	687	724
Net cash provided by operating activities	3,417	243	920
Cash flows from investing activities:
Investments in real estate	(92,498)		(17,528)
Proceeds from sale of property held for sale	553
Net cash used in investing activities	(91,945)		(17,528)
Cash flows from financing activities:
Proceeds from mortgage notes payable	5,500		16,410
Proceeds from senior secured revolving credit facility	48,793		2,066
Payments on senior secured revolving credit facility	(110)		(11,159)
Proceeds from issuances of preferred shares	9,000
Proceeds from issuances of common stock	34,935	5,237	21,766
Payments of offering costs and fees related to stock issuances	(672)	(3,912)	(5,346)
Payments of deferred financing costs	(1,949)	(1,016)	(2,464)
Advance from affiliate bridge loan	796
Payment of affiliate bridge loan	(796)
Proceeds from affiliates	(164)	278
Premium payment on interest rate cap	(13)
Distributions to non-controlling interest holders	(376)		(68)
Distributions paid	(5,785)		(1,449)
Net cash provided by financing activities	89,159	587	19,756
Net change in cash and cash equivalents	631	830	3,148
Cash and cash equivalents, beginning of period	3,148
Cash and cash equivalents, end of period	3,779	830	3,148
Supplemental Disclosures:
Cash paid for interest	2,301		590
Cash paid for income taxes	64
Non-cash investing and financing activities:
OP units issued to acquire real estate investments	6,352
Initial proceeds from senior secured revolving credit facility used to pay down mortgages assumed in Formation Transactions			51,500
Mortgage note payable contributed in Formation Transactions			$ 13,850

Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization [Abstract]
Organization

Note 1 - Organization

American Realty Capital Properties, Inc. (the "Company"), is a Maryland corporation incorporated on December 2, 2010 that qualified as a real estate investment trust for U.S. federal income tax purposes for the year ended December 31, 2011. On September 6, 2011, the Company completed its initial public offering (the "IPO") and sold a total of 5.6 million shares of common stock. The shares began trading on the NASDAQ Capital Market under the symbol "ARCP" on September 7, 2011. As of September 30, 2012, the Company had 11.2 million shares of common stock outstanding, including unvested restricted shares, and had received aggregate gross proceeds from common stock issuances of $118.9 million. In addition, as of September 30, 2012, the Company had received aggregate gross proceeds of $9.0 million from the issuance of convertible preferred stock.

On August 1, 2012, the Company filed a universal shelf registration statement and a resale registration statement with the U.S. Securities and Exchange Commission. Each registration statement became effective on August 17, 2012. The $500.0 million universal shelf registration statement, as amended, will enable the Company to grow its capital base over time while providing it flexibility to issue common stock, preferred stock, debt or equity-linked securities. As of September 30, 2012, no common stock, preferred stock, debt or equity-linked security has been issued under the universal shelf registration statement. The resale registration statement, as amended, registers the resale of up to 1,882,248 shares of common stock issued in connection with any future conversion of certain currently outstanding restricted shares, convertible preferred stock or limited partnership interests. As of September 30, 2012, no common stock has been issued under the resale registration statement.

The Company was formed to acquire and own single-tenant, freestanding commercial real estate primarily subject to medium-term net leases with high credit quality tenants. The Company considers properties that are net leased on a "medium-term basis" to mean properties originally leased long-term (ten years or longer) that currently have a primary remaining lease duration of generally three to eight years, on average.

Substantially all of the Company's business is conducted through ARC Properties Operating Partnership, L.P. (the "OP"), a Delaware limited partnership. The Company is the sole general partner and holder of 92.5% of the equity interest in the OP as of September 30, 2012. ARC Real Estate Partners, LLC (the "Contributor") and an unaffiliated investor are limited partners and owners of 2.6% and 4.9%, respectively, of the equity interest in the OP. After holding units of limited partner interests in the OP ("OP Units") for a period of one year, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.

The Company, which is externally managed with no employees, has retained ARC Properties Advisors, LLC (the "Manager"), a wholly owned subsidiary of AR Capital, LLC (the "Sponsor"), to manage its affairs on a day to day basis. These affiliated parties, including the Manager, the Sponsor and the Sponsor's wholly owned broker-dealer, Realty Capital Securities, LLC ("RCS" or the "Dealer Manager"), have received compensation and fees for services provided to the Company, and will continue to receive compensation and fees for providing on-going investment oversight, financing and management services to the Company, as applicable, in accordance with the terms of the respective agreements to which such affiliates are party.

Note 1 - Organization

American Realty Capital Properties, Inc. (the "Company"), incorporated on December 2, 2010, is a Maryland corporation that elected to be qualified as a real estate investment trust ("REIT") for U.S. federal income tax purposes for the taxable year ended December 31, 2011. On July 7, 2011, the Company commenced its initial public offering (the "IPO") on a "reasonable best efforts" basis, through its co-dealer managers, Realty Capital Securities, LLC ("RCS" or the "affiliated Dealer Manager") and Ladenburg Thalmann & Co. Inc. (together, the "Dealer Managers"), pursuant to a registration statement on Form S-11 (File No. 333-172205) (the "Registration Statement") filed with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended. The IPO closed on September 6, 2011. The Company sold a total of 5.6 million shares of common stock for net proceeds of $66.0 million. The shares began trading on the NASDAQ Capital Market under the symbol "ARCP" on September 7, 2011.

On September 22, 2011, the Company filed a registration statement on Form S-11 (File No. 333-176952) to register an additional 1.3 million shares of common stock, which was subsequently increased to 1.5 million (plus up to an additional 0.2 million shares of common stock that the Company could issue and sell upon the exercise of the underwriters' over-allotment option) in connection with an underwritten follow-on offering (the "Follow-On Offering"). On November 2, 2011, the Company sold 1.5 million shares for net proceeds of $14.4 million. In addition, the Company granted the underwriters a 30 day option to purchase an additional 0.2 million shares of common stock at the original offering price, less underwriting discounts and commissions. On November 2, 2011, the underwriters exercised their option to purchase an additional 0.1 million shares, which closed on November 7, 2011 for net proceeds of $0.7 million.

The Company was formed to primarily own and acquire single-tenant, freestanding commercial real estate that is net leased on a medium-term basis, primarily to investment grade credit rated and other creditworthy tenants. The Company considers properties that are net leased on a "medium-term basis," to mean properties originally leased long-term (ten years or longer) that currently have net leases with remaining lease terms of generally three to eight years, on average.

Substantially all of the Company's business is conducted through ARC Properties Operating Partnership, L.P. (the "OP"), a Delaware limited partnership. The Company is the sole general partner and holder of 95.9% of the interest in the OP. ARC Real Estate Partners, LLC (the "Contributor") is the sole limited partner and owner of 4.1% of the interest in the OP. After holding units of limited partner interests ("OP Units") for a period of one year, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.

The Company has retained ARC Properties Advisors, LLC (the "Manager"), a wholly owned subsidiary of AR Capital, LLC (formerly American Realty Capital II, LLC) (the "Sponsor"), to manage its affairs on a day to day basis. These affiliated parties, as well as RCS, have received compensation for services provided to the Company, and will continue to receive compensation for providing on-going investment oversight and management of the Company.

Formation Transactions

At the completion of the IPO, the Contributor, an affiliate of the Sponsor, contributed to the OP its indirect ownership interests in certain assets of ARC Income Properties, LLC and ARC Income Properties III, LLC (the "Contributed Companies"). Assets contributed included (1) 59 properties that are presently leased to RBS Citizens Bank, N.A. and Citizens Bank of Pennsylvania, or collectively, Citizens Bank, one property presently leased to Community Bank, N.A, or Community Bank, and one property leased to Home Depot U.S.A., Inc., or Home Depot, and (2) two vacant properties. Additionally, the OP assumed certain liabilities of the Contributed Companies, including $30.6 million of unsecured notes payable and $96.2 million of mortgage notes secured by the contributed properties.

Because the contribution was from an affiliate of the Sponsor and deemed to be a transaction between entities under common control, the assets and liabilities were recorded by the Company at the Contributor's carrying amount, or book value, at the time of the contribution. The assets and liabilities of the Contributed Companies are summarized as follows (amounts in thousands):

Assets and liabilities of Contributed Companies, at carryover basis:
Real estate investments, net of accumulated depreciation and amortization of $13,453	$108,759
Other assets	2,402
Notes payable(1)	(30,626)
Mortgage notes payable(2)	(96,472)
Other liabilities	(834)
Net assets (liabilities) of Contributed Companies	$(16,771)
(1)	Notes payable were repaid from the proceeds of the IPO concurrently with closing.
(2)	$82.6 million of mortgage notes payable were refinanced with a new $51.5 million revolving credit facility and the remaining balance was repaid from the proceeds of the IPO concurrently with closing of the IPO.

In exchange for the net assets of the Contributed Companies, the Contributor received 310,000 OP Units, which represents a non-controlling interest in the OP. After holding the OP Units for a period of one year, the Contributor has the right to convert OP Units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of common stock, as allowed by the limited partnership agreement of the OP. As of December 31, 2011, the Contributor's 310,000 OP Units represented a 4.1% interest in the OP, based on 310,000 OP Units convertible to common stock as a percentage of the 7.6 million of total common shares outstanding on a fully diluted basis. For the year ended December 31, 2011, losses of approximately $0.1 million were allocated to the Contributor's non-controlling interest.

Concurrently with the completion of the IPO and contribution of the net assets of the Contributed Companies, the Company closed on a $150.0 million senior secured revolving credit facility. See Note 4 - Senior Secured Revolving Credit Facility. The Company refinanced mortgage notes payable of $82.6 million and repaid the unsecured notes payable of $30.6 million, along with interest and penalties of $0.4 million, owed by the Contributed Companies directly from net proceeds from the IPO and $51.5 million drawn from the senior secured revolving credit facility.

In addition, the Company has issued restricted stock to the Manager and non-executive directors in conjunction with share-based compensation plans. See Note 11 - Share-Based Compensation.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

The consolidated financial statements of the Company included herein were prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The information furnished includes all adjustments and accruals of a normal recurring nature, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods. The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results for the entire year or any subsequent interim period.

These financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of and for the year ended December 31, 2011, which are included in the Company's Annual Report on Form 10-K filed with the Securities and Exchange Commission ("SEC") on March 19, 2012. There have been no significant changes to these policies during the nine months ended September 30, 2012, other than the updates described below.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (the "FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods ending after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.

In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual reporting periods ended after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.

In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.

In December 2011, the FASB issued guidance which contains new disclosure requirements regarding the nature of and entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards and will give the financial statement users information about both gross and net exposures. The guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

Note 2 - Summary of Significant Accounting Policies

Basis of Accounting

The accompanying consolidated financial statements of the Company are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. In determining whether the Company has a controlling financial interest in a joint venture and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, authority to make decisions and contractual and substantive participating rights of the other partners or members as well as whether the entity is a variable interest entity for which the Company is the primary beneficiary.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding revenue recognition, to record investments in real estate, and derivative financial instruments and hedging activities, as applicable.

Formation Transactions

Upon the effectiveness of the IPO, the Company acquired certain properties from affiliated entities of the Company. The contribution of the properties from affiliates in the initial formation of the Company was accounted for as a reorganization of entities under common control and therefore all assets and liabilities related to the contributed properties were accounted for on the carryover basis of accounting whereby the real estate investments were contributed at amortized cost and all assets and liabilities of the predecessor entities became assets and liabilities of the Company.

Real Estate Investments

The Company records acquired real estate at cost and makes assessments as to the useful lives of depreciable assets. The Company considers the period of future benefit of the asset to determine the appropriate useful lives. Depreciation is computed using a straight-line method over the estimated useful life of 40 years for buildings, five to 15 years for building fixtures and improvements and the remaining lease term for acquired intangible lease assets.

Impairment of Long Lived Assets

Operations related to properties that have been sold or properties that are intended to be sold are presented as discontinued operations in the statement of operations for all periods presented, and properties intended to be sold are designated as "held for sale" on the balance sheet.

When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property's use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used. For properties held for sale, the impairment loss is the adjustment to fair value less estimated cost to dispose of the assets. These assessments have a direct impact on net income because recording an unrealized impairment results in an immediate negative adjustment to net income. At December 31, 2011, the Company had two vacant properties classified as properties held for sale. See Note 13 - Discontinued Operations and Properties Held for Sale. Impairment of $0.8 million was recorded on these properties for the year ended December 31, 2011, to mark the assets to their aggregate fair value of $1.8 million.

Allocation of Purchase Price of Acquired Assets

The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their respective fair values. Tangible assets include land, buildings, equipment and tenant improvements on an as-if vacant basis. The Company utilizes various estimates, processes and information to determine the as-if vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analysis and other methods. Identifiable intangible assets include amounts allocated to acquire leases for above- and below-market lease rates, the value of in-place leases, and the value of customer relationships.

Amounts allocated to land, buildings, equipment and fixtures are based on cost segregation studies performed by independent third-parties or on the Company's analysis of comparable properties in its portfolio. Depreciation is computed using the straight-line method over the estimated lives of forty years for buildings, five to ten years for building equipment and fixtures, and the shorter of the useful life or the remaining lease term for tenant improvements.

The aggregate value of intangible assets related to in-place leases is primarily the difference between the property valued with existing in-place leases adjusted to market rental rates and the property valued as if vacant. Factors considered by the Company in its analysis of the in-place lease intangibles include an estimate of carrying costs during the expected lease-up period for each property, taking into account current market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up period, which typically ranges from six to 18 months. The Company also estimates costs to execute similar leases including leasing commissions, legal and other related expenses.

Above-market and below-market in-place lease values for owned properties are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between the contractual amounts to be paid pursuant to the in-place leases and management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease. The capitalized above-market lease intangibles are amortized as a decrease to rental income over the remaining term of the lease. The capitalized below-market lease values will be amortized as an increase to rental income over the remaining term and any fixed rate renewal periods provided within the respective leases. In determining the amortization period for below-market lease intangibles, the Company initially will consider, and periodically evaluate on a quarterly basis, the likelihood that a lessee will execute the renewal option. The likelihood that a lessee will execute the renewal option is determined by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located.

The aggregate value of intangibles assets related to customer relationship is measured based on the Company's evaluation of the specific characteristics of each tenant's lease and the Company's overall relationship with the tenant. Characteristics considered by the company in determining these values include the nature and extent of the Company's existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors.

The value of in-place leases is amortized to expense over the initial term of the respective leases, which range primarily from 2 to 20 years. The value of customer relationship intangibles is amortized to expense over the initial term and any renewal periods in the respective leases, but in no event does the amortization period for intangible assets exceed the remaining depreciable life of the building. If a tenant terminates its lease, the unamortized portion of the in-place lease value and customer relationship intangibles is charged to expense.

In making estimates of fair values for purposes of allocating purchase price, The Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, as well as subsequent marketing and leasing activities, in estimating the fair value of the tangible and intangible assets acquired and intangible liabilities assumed. The allocations presented in the accompanying consolidated balance sheets are substantially complete; however, there are certain items that the Company will finalize once the Company receives additional information. Accordingly, these allocations are subject to revision when final information is available, although the Company does not expect future revisions to have a significant impact on the Company's financial position or results of operations.

Intangible assets consist of the following as of December 31, 2011. The Company had no intangible assets at December 31, 2010 (amounts in thousands):

Intangible lease assets:
In-place leases, gross	$11,044
Accumulated amortization on in-place leases	(3,197)
In-place leases, net of accumulated amortization	$7,847

The following table provides the weighted-average amortization period as of December 31, 2011 for intangible assets and the projected amortization expense for the next five years (amounts in thousands):

	Weighted-Average Amortization Period in Years	2012	2013	2014	2015	2016
In-place leases:
Total to be included in depreciation and amortization expense	10.6	$937	$943	$917	$860	$725

Cash and Cash Equivalents

Cash and cash equivalents include cash in bank accounts as well as investments in highly-liquid money market funds with original maturities of three months or less.

The Company deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company ("FDIC") up to an insurance limit. At December 31, 2011 the company had deposits of $3.1 million of which $2.7 million were in excess of the amount insured by the FDIC. Although the Company bears risk to amounts in excess of those insured by the FDIC, it does not anticipate any losses as a result.

Deferred Costs, Net

Deferred costs, net consists of deferred financing costs net of accumulated amortization, deferred leasing costs net of accumulated amortization and deferred offering costs.

Deferred financing costs represent commitment fees, legal fees, and other costs associated with obtaining commitments for financing. These costs are amortized over the terms of the respective financing agreements using the effective interest method. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financial transactions that do not close are expensed in the period in which it is determined the financing will not close. At December 31, 2011, the Company had $2.5 million of deferred financing costs net of accumulated amortization. The Company had no deferred financing costs at December 31, 2010.

Deferred leasing costs, consisting primarily of lease commissions and payments made to assume existing leases, are deferred and amortized over the term of the lease. At December 31, 2011, the Company had $0.3 million of deferred leasing costs. The Company had no deferred leasing costs at December 31, 2010.

Deferred offering costs represent professional fees, fees paid to various regulatory agencies, and other costs incurred in connection with registering to sell shares of the Company's common stock. As of December 31, 2010, deferred offering costs relating to the IPO totaled $0.3 million. On September 6, 2011, the day the Company closed its IPO, the deferred offering costs relating to the IPO were reclassified to stockholders' equity. As of December 31, 2011, the Company had no deferred offering costs.

Derivative Instruments

The Company may use derivative financial instruments to hedge all or a portion of the interest rate risk associated with its borrowings. Certain of the techniques used to hedge exposure to interest rate fluctuations may also be used to protect against declines in the market value of assets that result from general trends in debt markets. The principal objective of such agreements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions.

The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

The accounting for subsequent changes in the fair value of these derivatives depends on whether each has been designed and qualifies for hedge accounting treatment. If the Company elects not to apply hedge accounting treatment, any changes in the fair value of these derivative instruments is recognized immediately in gains (losses) on derivative instruments in the consolidated statement of operations. If the derivative is designated and qualifies for hedge accounting treatment the change in the estimated fair value of the derivative is recorded in other comprehensive income (loss) to the extent that it is effective. Any ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

Revenue Recognition

Upon the acquisition of real estate, certain properties will have leases where minimum rent payments increase during the term of the lease. The Company will record rental revenue for the full term of each lease on a straight-line basis. When the Company acquires a property, the term of existing leases is considered to commence as of the acquisition date for the purposes of this calculation. Cost recoveries from tenants are included in tenant reimbursement income in the period the related costs are incurred, as applicable.

The Company's revenues, which are derived primarily from rental income, include rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the initial term of the lease. Since many of the leases provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease. The Company defers the revenue related to lease payments received from tenants in advance of their due dates.

The Company continually reviews receivables related to rent and unbilled rent receivables and determines collectability by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located. In the event that the collectability of a receivable is in doubt, the Company will record an increase in the allowance for uncollectible accounts or record a direct write-off of the receivable in the consolidated statements of operations.

Organization, Offering, and Related Costs

Organization, offering and related costs include costs incurred in connection with the Company's issuance of common stock. These costs include, but are not limited to, (i) legal, accounting, printing, mailing and filing fees; (ii) escrow related fees, and (iii) reimbursement to the Dealer Manager for amount they paid to reimburse the bonified due diligence expenses of broker-dealers.

Share-Based Compensation

The Company has a stock-based incentive award plan for its affiliated Manager, non-executive directors, officers, other employees and independent contractors who are providing services to the company as applicable, and a non-executive director restricted share plan, which are accounted for under the guidance for share based payments. The expense for such awards is included in general and administrative expenses is recognized over the vesting period or when the requirements for exercise of the award have been met. See Note 11 - Share-Based Compensation for additional information on these plans.

Income Taxes

The Company elected to be qualified to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code commencing with the taxable year ended December 31, 2011. If the Company qualifies for taxation as a REIT as anticipated, it generally will not be subject to federal corporate income tax to the extent it distributes its REIT taxable income to its stockholders, and so long as it distributes at least 90% of its REIT taxable income. REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Per Share Data

Income (loss) per basic share of common stock is calculated by dividing net income (loss) less dividends on unvested restricted stock by the weighted-average number of shares of common stock issued and outstanding during such period. Diluted income (loss) per share of common stock considers the effect of potentially dilutive shares of common stock outstanding during the period.

Reportable Segments

The Company has determined that it has one reportable segment, with activities related to investing in real estate. The Company's investments in real estate generate rental revenue and other income through the leasing of properties, which comprised 100% of its total consolidated revenues. Although the Company's investments in real estate will be geographically diversified throughout the United States, management evaluates operating performance on an individual property level. The Company's properties have been aggregated into one reportable segment.

In May 2011, the Financial Accounting Standards Board (the "FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance will be applied prospectively and will be effective for interim and annual reporting periods ending after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.

In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The guidance will be applied prospectively and will be effective for interim and annual reporting periods ending after December 15, 2011. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations but will change the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.

In September 2011, the FASB issued guidance which modifies the requirements for testing for goodwill impairment, and gives entities the option to perform a qualitative assessment of goodwill before calculating the fair value of a reporting unit. If the entities determine based on the qualitative assessment that the fair value of a reporting unit is more likely than not less than the carrying value then further impairment tests would be required. Otherwise, further testing would not be needed. The guidance is effective for annual impairment tests for fiscal periods beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

In December 2011, the FASB issued guidance which contains new disclosure requirements regarding the nature of and entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards and will give the financial statement users information about both gross and net exposures. The guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

Real Estate Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Real Estate Investments [Abstract]
Real Estate Investments

Note 3 - Real Estate Investments

The following table presents the allocation of real estate investment assets acquired by the Company during the nine months ended September 30, 2012 (dollar amounts in thousands):

Real estate investments, at cost:
Land	$10,228
Buildings, fixtures and improvements	75,360
Total tangible assets	85,588
Acquired intangibles:
In-place leases	13,262
Total assets acquired, net	98,850
OP Units issued to acquire real estate investments	(6,352)
Cash paid to acquire real estate investments	$92,498
Number of properties acquired	36

The Company owns and operates commercial properties. As of September 30, 2012, the Company owned 125 properties, one of which is vacant and classified as held for sale. Buildings, fixtures and improvements include $8.0 million, comprised of $5.1 million, $1.1 million and $1.8 million, provisionally assigned to buildings, fixtures and improvements, respectively, pending receipt of the final cost segregation analysis on such assets being prepared by a third party specialist. The Contributor, an affiliate of the Sponsor, contributed 63 properties (the "Contributed Properties") in September 2011 in conjunction with the completion of the IPO at amortized cost.

On July 3, 2012, the Company sold a vacant property in Havertown, PA, which was classified as held for sale for net proceeds of $0.6 million.

The Company's portfolio of real estate investment properties (excluding one vacant property), which were all 100% leased, is comprised of the following 124 properties as of September 30, 2012:

Portfolio	Contribution or Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term(1)	Base Purchase Price(2)	Capitalization Rate(3)	Annualized Rental Income/ NOI(4)	Annualized Rental Income/NOI per Square Foot
					(in thousands)		(in thousands)
Home Depot	Sep, 2011	1	465,600	17.2	$23,398	9.7%	$2,258	$4.85
Citizens Bank	Sep, 2011	59	291,920	5.4	95,241	7.1%	6,726	23.04
Community Bank	Sep, 2011	1	4,410	3.8	705	5.1%	36	8.16
Dollar General I	Nov, 2011	20	177,668	6.9	9,981	9.7%	965	5.43
Advance Auto	Nov. & Dec. 2011	6	42,000	7.1	5,122	8.9%	457	10.88
Walgreens I	Dec, 2011	1	14,414	9.0	2,426	10.1%	245	17.00
Portfolio - December 31, 2011		88	996,012	8.2	136,873	7.8%	10,687	10.73
GSA I(5)	Jan, 2012	1	12,009	6.4	4,850	8.2%	396	32.98
Walgreens II	Jan, 2012	1	15,120	6.3	3,778	9.2%	346	22.88
FedEx	May, 2012	6	92,935	4.2	12,207	9.0%	1,099	11.83
John Deere	May, 2012	1	552,960	5.3	26,126	9.0%	2,353	4.26
GSA II(5)	Jun, 2012	1	18,640	6.0	5,835	11.1%	647	34.71
GSA III(5)	Jun, 2012	1	39,468	4.6	6,350	9.5%	604	15.30
Tractor Supply	Jun, 2012	1	38,507	6.1	1,921	9.5%	183	4.75
GSA IV(5)	Jun, 2012	1	22,509	6.0	3,890	11.0%	428	19.01
Dollar General II	Jun, 2012	16	134,102	5.1	5,993	10.7%	642	4.79
GSA V(5)	Jun, 2012	1	11,281	4.4	2,200	9.9%	217	19.24
Mrs Baird's	Jul, 2012	1	75,050	4.7	6,213	10.2%	631	8.40
Reckitt Benckiser	Aug, 2012	1	32,000	5.6	10,000	9.6%	964	30.13
CVS	Sep, 2012	3	31,620	4.7	4,855	9.9%	481	15.21
Iron Mountain	Sep, 2012	1	126,664	5.3	4,632	9.6%	443	3.50
2012 Acquisitions		36	1,202,865	5.2	98,850	9.5%	9,434	7.84
Portfolio - September 30, 2012(6)		124	2,198,877	6.8	$235,723	8.5%	$20,121	$9.15
(1)	Remaining lease term as of September 30, 2012, in years. If the portfolio has multiple locations with varying lease expirations, remaining lease term is calculated on a weighted-average basis. Total remaining lease term is a weighted average of the remaining lease term of the total portfolio.
(2)	Original purchase price of the Contributed Properties and base purchase price of all other properties, in each case excluding acquisition and transaction-related costs. Acquisition and transaction-related costs include legal and various other closing costs incurred in connection with acquiring investment properties.
(3)	Annualized rental income or annualized net operating income ("NOI"), on a straight-line basis, divided by base purchase price.
(4)	Annualized rental income/NOI for net leases is rental income on a straight-line basis as of September 30, 2012, which includes the effect of tenant concessions such as free rent, as applicable. For modified gross leased properties, NOI is rental income on a straight-line basis as of September 30, 2012, which includes the effect of tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.
(5)	Lease on property is a modified gross lease. As such, annualized rental income/NOI for this property is rental income on a straight-line basis as of September 30, 2012, which includes the effect of tenant concessions such as free rent plus operating expense reimbursement revenue less property operating expenses.
(6)	Total portfolio excludes one vacant property contributed in September 2011, which is classified as held for sale as of September 30, 2012.

Future Lease Payments

The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

Future Minimum Base Rent Payments
October 1, 2012 - December 31, 2012	$4,980
2013	20,228
2014	20,416
2015	20,246
2016	19,858
Thereafter	72,222
$157,950

Tenant Concentration

The following table lists the tenants whose annualized rental income/NOI on a straight-line basis represented greater than 10% of consolidated annualized rental income/NOI on a straight-line basis as of September 30, 2012 and 2011:

Tenant	September 30, 2012	September 30, 2011
Citizens Bank	33.4%	75.0%
John Deere	11.7%	-%
GSA	11.4%	-%
Home Depot	11.2%	25.0%

The termination, delinquency or non-renewal of one or more leases by either of the above tenants may have a material effect on revenues. No other tenant represents more than 10% of the annualized rental income/NOI for the period presented.

Geographic Concentration

The following table lists the states where the Company has concentrations of properties where annual rental income/NOI on a straight-line basis represented greater than 10% of consolidated annualized rental income/NOI on a straight-line basis as of September 30, 2012 and 2011:

State	September 30, 2012	September 30, 2011
Michigan	14.2%	22.7%
South Carolina	12.4%	25.0%
Ohio	11.8%	20.0%
Iowa	11.7%	*
New York	10.4%	11.7%
*	The state's annualized rental income/NOI was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.

Note 3 - Real Estate Investments

The following table presents the allocation of real estate investment assets acquired by or contributed to the Company during the year ended December 31, 2011. There were no property acquisitions during the period from December 2, 2010 (date of inception) to December 31, 2010 (amounts in thousands):

Real estate investments, at cost:
Land	$18,489
Buildings, fixtures and improvements	107,340
Total tangible assets	125,829
Acquired intangibles:
In-place leases	11,044
Purchase price of acquired real estate investments(1)	$136,873
Number of properties acquired	88
(1)	Purchase price includes the properties that were contributed in September 2011 in conjunction with the completion of the IPO by the Contributor, an affiliate of the Sponsor, at amortized cost, as well as $17.5 million of properties acquired by the Company since the IPO.

The Company owns and operates commercial properties. As of December 31, 2011, the Company owned 90 properties, 2 of which are vacant and classified as held for sale at December 31, 2011. 63 of the properties were contributed in September 2011 in conjunction with the completion of the IPO by the Contributor, an affiliate of the Sponsor, at amortized cost.

The Company's portfolio of real estate investment properties, which were all 100% leased, is comprised of the following 88 properties as of December 31, 2011 (dollar amounts in thousands):

Portfolio	Contribution or Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term(1)	Base Purchase Price(2)	Capitalization Rate(3)	Annualized Rental Income(4)	Annualized Rental Income per Square Foot
Home Depot	Sep. 2011	1	465,600	17.9	$23,398	9.7%	$2,258	$4.85
Citizens Bank	Sep. 2011	59	291,920	6.2	95,241	7.1%	6,729	23.05
Community Bank	Sep. 2011	1	4,410	4.6	705	5.1%	36	8.16
Dollar General	Nov. 2011	20	177,668	7.6	9,981	9.7%	965	5.43
Advance Auto	Nov. & Dec. 2011	6	42,000	7.8	5,122	8.9%	457	10.88
Walgreens	Dec. 2011	1	14,414	9.8	2,425	10.1%	245	17.00
Total Portfolio(5)		88	996,012	8.9	$136,872	7.8%	$10,690	$10.73
(1)	Remaining lease term as of December 31, 2011, in years. If the portfolio has multiple locations with varying lease expirations, remaining lease term is calculated on a weighted-average basis. Total remaining lease term is an average of the remaining lease term of the total portfolio.
(2)	Original purchase price of properties contributed excluding acquisition and transaction-related costs. Acquisition and transaction-related costs include legal costs and closing costs on property.
(3)	Annualized rental income on a straight-line basis divided by base purchase price.
(4)	Annualized rental income on a straight-line basis for the leases in place as of December 31, 2011, which includes the effect of tenant concessions such as free rent, as applicable.
(5)	Total portfolio excludes 2 vacant properties contributed in September 2011 which were classified as held for sale at December 31, 2011. The aggregate square footage and base purchase price of these vacant properties was 6,800 and $2.9 million, respectively.

Future Lease Payments

The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

Future Minimum Base Rent Payments
2012	$10,200
2013	10,400
2014	10,586
2015	10,717
2016	10,663
Thereafter	45,723
$98,289

Tenant Concentration

The following table lists the tenants whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2011:

Tenant
Citizens Bank	62.9%
Home Depot	21.1%

The termination, delinquency or non-renewal of one or more leases by any of the above tenants may have a material effect on revenues. No other tenant represents more than 10% of the rental income for the period presented.

Geographic Concentration

The following table lists the states where the Company has concentrations of properties where annual rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2011:

State
Michigan	23.4%
South Carolina	23.4%
Ohio	16.8%

Senior Secured Revolving Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Senior Secured Revolving Credit Facility [Abstract]
Senior Secured Revolving Credit Facility

Note 4 - Senior Secured Revolving Credit Facility

On September 7, 2011, the Company closed on a senior secured revolving credit facility with RBS Citizens, N.A. Through an "accordion feature," subject to certain conditions, the Company may increase its total commitments under the credit facility to $150.0 million. The proceeds of advances made under the credit agreement may be used to finance the acquisition of net leased, investment or non-investment grade leased properties and for other permitted corporate purposes. Up to $10.0 million of the facility is available for letter of credits. The credit agreement has a term of 36 months and matures on September 7, 2014, subject to the Company's right to a 24-month extension.

Any advance made under the credit facility will bear floating interest at per annum rates equal to the one-month London Interbank Offered Rate ("LIBOR") plus 2.15% to 2.90% depending on the Company's loan to value ratio as specified in the credit agreement. In the event of a default, the lender has the right to terminate its obligations under the credit agreement, including the funding of future advances, and to accelerate the payment on any unpaid principal amounts outstanding. The credit facility requires a fee of 0.15% on the unused balance if amounts outstanding under the facility are 50% or more of the total facility amount and 0.25% on the unused balance if amounts outstanding under the facility are less than 50% of the total facility amount.

As of September 30, 2012, there was $91.1 million outstanding on this facility, which bore an interest rate of 2.7%, collateralized by 95 properties. Additional borrowings may become available under this facility based upon the availability of additional collateral, among other factors. In September 2012, the Company expanded the facility to allow for additional future acquisitions. As a result, there was $18.9 million available for future acquisitions at September 30, 2012. As of December 31, 2011, there was $42.4 million outstanding on this facility with an interest rate of 3.17%, collateralized by 59 properties.

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of September 30, 2012, the Company was in compliance with the debt covenants under the senior secured revolving credit facility agreement.

Note 4 - Senior Secured Revolving Credit Facility

On September 7, 2011, the Company closed on a $150.0 million senior secured revolving credit facility. The OP is the borrower, and the Company and the OP's subsidiaries are the guarantors under this facility. The proceeds of loans made under the credit agreement may be used to finance the acquisition of net leased, investment or non-investment grade occupied properties and for other permitted corporate purposes. Up to $10.0 million of the facility is available for letter of credits. The initial term of the credit agreement is 36 months.

Any loan made under the credit facility shall bear floating interest at per annum rates equal to the one month London Interbank Offered Rate ("LIBOR") plus 2.15% to 2.90% depending on the Company's loan to value ratio as specified in the agreement. In the event of a default, the lender has the right to terminate its obligations under the credit agreement, including the funding of future loans, and to accelerate the payment on any unpaid principal amount of all outstanding loans. The line of credit requires a fee of 0.15% on the unused balance if amounts outstanding under the facility are 50% or more of the total facility amount and 0.25% on the unused balance if amounts outstanding under the facility are 50% or less of the total facility amount.

As of December 31, 2011, there was $42.4 million outstanding on this facility which bore an interest rate of 3.17%. As of December 31, 2011, this facility was collateralized by 59 properties. Availability of additional borrowings under this facility are based upon the availability of sufficient collateral, among other factors. At December 31, 2011, based on the collateral available, there was $53.0 million of maximum borrowing capacity under this facility, with $10.6 million available and unused.

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of December 31, 2011, the Company was in compliance with the debt covenants under the senior secured revolving credit facility agreement.

Mortgage Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Mortgage Notes Payable [Abstract]
Mortgages Notes Payable

Note 5 - Mortgage Notes Payable

The Company's mortgage notes payable consist of the following as of September 30, 2012 and December 31, 2011 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate(1)	Weighted Average Maturity(2)
September 30, 2012	29	$35,760	4.52%	3.77
December 31, 2011	28	$30,260	4.67%	4.32
(1)	Mortgage notes payable have fixed rates. Effective interest rates range from 3.68% to 5.32% at September 30, 2012 and 3.80% to 5.32% at December 31, 2011.
(2)	Weighted average remaining years until maturity as of September 30, 2012 and December 31, 2011, respectively.

The following table summarizes the scheduled aggregate principal repayments subsequent to September 30, 2012 (amounts in thousands):

Total
October 1, 2012 - December 31, 2012	$-
2013	74
2014	189
2015	13,767
2016	11,760
Thereafter	9,970
Total	$35,760

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of September 30, 2012, the Company was in compliance with the debt covenants under the mortgage loan agreements.

Note 5 - Mortgage Notes Payable

The Company's mortgage notes payable consist of the following as of December 31, 2011. The Company had no mortgage notes payable at December 31, 2010 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate(1)	Weighted Average Maturity(2)
December 31, 2011	28	$30,260	4.67%	4.32
(1)	Mortgage notes payable have fixed rates. Effective interest rates range from 3.80% to 5.32% at December 31, 2011.
(2)	Weighted average remaining years until maturity as of December 31, 2011.

The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2011 (amounts in thousands):

Year	Total
2012	$-
2013	88
2014	190
2015	13,752
2016	11,760
Thereafter	4,470
Total	$30,260

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of December 31, 2011, the Company was in compliance with the debt covenants under the mortgage loan agreements.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 6 - Fair Value of Financial Instruments

The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. The guidance defines three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.

Level 3 - Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with those derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. However, as of September 30, 2012, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of the Company's derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate that value. The fair value of short-term financial instruments such as cash and cash equivalents, due to affiliates and accounts payable approximate their carrying value on the accompanying consolidated balance sheets due to their short-term nature.

The fair values of the Company's financial instruments that are not reported at fair value on the consolidated balance sheet are reported below (amounts in thousands):

	Level	Carrying Amount at September 30, 2012	Fair Value at September 30, 2012	Carrying Amount at December 31, 2011	Fair Value at December 31, 2011
Mortgage notes payable	3	$35,760	$35,794	$30,260	$30,626
Senior secured revolving credit facility	3	$91,090	$91,090	$42,407	$42,407

The fair value of mortgage notes payable are obtained by calculating the present value at current market rates. The interest rate of the senior secured revolving credit facility is determined by a variable market rate and the Company's leverage ratio, and each have terms commensurate with market; as such the outstanding balance on the facility approximates fair value.

Note 6 - Fair Value of Financial Instruments

The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate that value. The fair value of short-term financial instruments such as cash and cash equivalents, due to affiliates and accounts payable approximate their carrying value on the accompanying consolidated balance sheets due to their short-term nature. The fair values of the Company's remaining financial instruments that are not reported at fair value on the accompanying consolidated balance sheets are reported below. There were no financial instruments which require fair value disclosure as of December 31, 2010 (amounts in thousands):

	Carrying Amount at December 31, 2011	Fair Value at December 31, 2011
Mortgage note payable	$30,260	$30,626
Senior secured revolving credit facility	$42,407	$42,407

The fair value of mortgage notes payable is estimated using a discounted cash flow analysis, based on the Manager's experience with similar types of borrowing arrangements. The interest rate of the senior secured revolving credit facility is determined by a variable market rate and the Company's leverage ratio, and has terms commensurate with the market; as such the outstanding balance on the facility approximates fair value.

Derivatives and Hedging Activities	9 Months Ended
Sep. 30, 2012
Derivatives and Hedging Activities [Abstract]
Derivatives and Hedging Activities

Note 7 - Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives

The Company may use derivative financial instruments, including interest rate swaps, caps, options, floors and other interest rate derivative contracts, to hedge all or a portion of the interest rate risk associated with its borrowings. The principal objective of such arrangements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions. The Company does not intend to utilize derivatives for speculative or other purposes other than interest rate risk management. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company only enters into derivative financial instruments with counterparties with high credit ratings and with major financial institutions with which the Company and its affiliates may also have other financial relationships. The Company does not anticipate that any of the counterparties will fail to meet their obligations.

Cash Flow Hedges of Interest Rate Risk

The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts if interest rates rise above the cap strike rate on the contract.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During 2012, such derivatives were used to hedge the variable cash flows associated with forecasted variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the three and nine months ended September 30, 2012, the Company recorded no hedge ineffectiveness in earnings.

Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt. During the next twelve months, the Company estimates that an additional $13,000 will be reclassified from other comprehensive income as an increase to interest expense.

As of September 30, 2012, the Company had the following outstanding interest rate derivative that was designated as cash flow hedge of interest rate risk (dollar amount in thousands).

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Cap	1	$50,000

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the balance sheet as of September 30, 2012. The Company had no derivatives as of December 31, 2011.

	Balance Sheet Location	September 30, 2012
Derivatives designated as hedging instruments:
Interest Rate Cap	Derivative, at fair value	$-

The table below details the location in the financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the three and nine ended September 30, 2012 (amounts in thousands). The Company had no active derivatives for the three and nine months ended September 30, 2011.

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$-	$-	$(13)	$-
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$-	$-	$-	$-
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amounts excluded from effectiveness testing)	$-	$-	$-	$-

Convertible Preferred Stock	9 Months Ended
Sep. 30, 2012
Convertible Preferred Stock [Abstract]
Convertible Preferred Stock

Note 8 - Convertible Preferred Stock

On May 11, 2012, the Company entered into a securities purchase agreement with an unaffiliated third party that is an "accredited investor" (as defined in Rule 501 of Regulation D as promulgated under the Securities Act of 1933, as amended) pursuant to which the Company sold 545,454 shares of the Company's Series A convertible preferred stock for gross proceeds of $6.0 million and aggregate net proceeds of $5.8 million after offering-related fees and expenses.

The Series A convertible preferred stock has a liquidation preference of $11.00 per share, plus accrued and unpaid dividends, and a redemption premium equal to one percent (1%). Commencing on May 31, 2012, the Company has been paying cumulative dividends on the Series A convertible preferred stock monthly in arrears at the annualized rate of $0.77 per share.

The Series A convertible preferred stock is convertible into the Company's common stock, at the option of the holder of the Series A convertible preferred stock, at a conversion price equal to $11.00 per share, beginning one year after the date of issuance. The Company, at its option at any time, may redeem the Series A convertible preferred stock, in whole or in part, at $11.00 per share.

On July 24, 2012, the Company entered into a securities purchase agreement with an unaffiliated third party that is an "accredited investor" (as defined in Rule 501 of Regulation D as promulgated under the Securities Act of 1933, as amended) pursuant to which the Company sold 283,018 shares of the Company's Series B convertible preferred stock for gross proceeds of approximately $3.0 million. After deducting offering-related fees and expenses, the aggregate net proceeds to the Company from the sale of the Series B convertible preferred stock were approximately $3.0 million.

The Series B convertible preferred stock has a liquidation preference of $10.60 per share, plus accrued and unpaid dividends, and a redemption premium equal to one percent (1%). Commencing on August 15, 2012, the Company has been paying cumulative dividends on the Series B convertible preferred stock monthly in arrears at an annualized rate of $0.74 per share.

The Series B convertible preferred stock is convertible into the Company's common stock, at the option of the holder of the Series B convertible preferred stock, at a conversion price equal to $10.60 per share, beginning one year after the date of issuance. The Company, at its option at any time, may redeem the Series B convertible preferred stock, in whole or in part, at $10.60 per share.

The Series A convertible preferred stock and the Series B convertible preferred stock each ranks senior to the Company's common stock and on parity with each other, and junior to any other preferred stock the Company may issue other than additional series of the Series A convertible preferred stock or Series B convertible preferred stock.

Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock [Abstract]
Common Stock

Note 9 - Common Stock

On September 7, 2011, the Company closed its IPO and issued 5.6 million shares of common stock. On November 2, 2011, the Company sold 1.5 million common shares in a follow-on offering. On November 7, 2011, the underwriters exercised their option to purchase additional shares of common stock, which totaled 0.1 million shares. On June 18, 2012, the Company sold in a follow-on offering a total of 3.25 million shares of common stock. On July 2, 2012, the underwriters of the follow-on offering exercised their option to purchase an additional 0.5 million shares of common stock, which closed on July 9, 2012.

As of September 30, 2012 and December 31, 2011, the Company had a total of 11.2 million and 7.3 million shares of common stock outstanding, including unvested restricted shares, and had received aggregate proceeds from common stock issuances of $118.9 million and $78.1 million, respectively.

On September 7, 2011, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.875 per share payable monthly in cash beginning in October 2011, on the fifteenth day of each month to stockholders of record at the close of business on the eighth day of such month.

On February 27, 2012, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.880 per share. Accordingly, on March 15, 2012, the Company paid a dividend of $0.0733 per share to stockholders of record at the close of business on March 8, 2012.

On March 16, 2012, the Company's Board of Directors authorized and the Company declared an increase to the Company's annual dividend rate to $0.885, beginning May 9, 2012. Accordingly, on June 15, 2012, the Company paid a dividend of $0.07375 per share to stockholders of record at the close of business on the June 8, 2012.

On June 27, 2012, the Company's Board of Directors authorized and the Company declared an increase to the Company's annual dividend rate to $0.890, beginning August 9, 2012. Accordingly, on September 15, 2012, the Company paid a dividend of $0.07417 per share to stockholders of record at the close of business on September 8, 2012.

On September 30, 2012, the Company's Board of Directors authorized and the Company declared an increase to the Company's annual dividend rate to $0.895 per share, beginning November 9, 2012. On November 15, 2012, the Company will pay a monthly dividend of $0.07458 per share to stockholders of record at the close of business on November 8, 2012.

Note 7 - Common Stock

On September 7, 2011, the Company's IPO became effective. As of December 31, 2011, the Company had a total of 7.3 million shares of common stock outstanding, including unvested restricted shares, with total net proceeds from common stock issuances of $78.1 million, which includes the effect of recissions. At December 31, 2010, the Company had stock from its initial capitalization of 1,000 shares for proceeds of $10.00.

On September 7, 2011, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.875 per share or an annual dividend rate of 7.0% based on the initial common stock price of $12.50, payable in cash monthly, beginning in October 2011, on the fifteenth day of each month to stockholders of record at the close of business on the eighth day of such month.

On February 27 2012, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.880 per share. Accordingly, on March 15, 2012, the Company paid a distribution of $0.0733 per share to stockholders of record at the close of business on March 8, 2012.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 - Commitments and Contingencies

Litigation

In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company.

Environmental Matters

In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company does not own any properties subject to environmental-related issues, has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition, in each case, that it believes will have a material adverse effect on the results of operations.

Note 8 - Commitments and Contingencies

Litigation

In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company.

Environmental Matters

In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company does not own any properties, has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on the results of operations.

Related Party Transactions and Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions and Arrangements [Abstract]
Related Party Transactions and Arrangements

Note 11 - Related Party Transactions and Arrangements

Common Stock Ownership

Certain affiliates of the Company have purchased shares of the Company's common stock. As of September 30, 2012 and December 31, 2011, certain affiliates owned 19.4% and 31.3%, respectively, of the Company's common stock outstanding on a fully diluted basis, including the Contributor's 310,000 OP Units owned by the Company's Sponsor.

The Company has issued restricted stock to the Manager and non-executive directors in conjunction with a share-based compensation plan. See Note 13 - Share-Based Compensation.

Fees Paid in Connection with the Offering

RCS received selling commissions of 6% of the gross offering proceeds from the sale of the Company's common stock in the IPO, which were entirely re-allowed to participating broker-dealers. In addition, RCS received dealer manager fees of 2% of the gross offering proceeds before reallowance to participating broker-dealers. RCS was permitted to re-allow all or a portion of its dealer manager fee to participating broker-dealers.

The following table details the results of such activities related to RCS (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Total commissions paid to affiliated Dealer Manager	$-	$919	$-	$919

The Company will reimburse the Manager for services relating to the IPO and the follow-on offerings. The following table details the results of such activities related to organizational and offering costs reimbursed to the Manager (amounts in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Offering expense reimbursements	$59	$-	$109	$-

Fees Paid in Connection With the Operations of the Company

The Company will pay the Sponsor an acquisition fee equal to 1.0% of the contract purchase price (including assumed indebtedness) of each property the Company acquires which is originated by the Sponsor. The acquisition fee is payable in cash at the closing of each acquisition.

The Company will pay the Sponsor a financing fee equal to 0.75% of the amount available under any secured mortgage financing or refinancing that the Company obtains and uses for the acquisition of properties that is arranged by the Sponsor. The financing coordination fee is payable in cash at the closing of each financing.

The Company will pay the Manager an annual base management fee equal to 0.50% per annum of the average unadjusted book value of the Company's real estate assets, calculated and payable monthly in advance, provided that the full amount of the distributions declared by the Company for the six immediately preceding months is equal to or greater than certain net income thresholds related to our operations. Our Manager will waive such portion of its management fee in excess of such thresholds. The management fee is payable in cash. No such management fees have been incurred or paid to the Manager since inception.

The Company may be required to pay the Manager a quarterly incentive fee, calculated based on the Company's annualized earnings, weighted average number of shares and weighted average price per share of common stock. One half of each quarterly installment of the incentive fee will be payable in shares of common stock. The remainder of the incentive fee will be payable in cash. No such incentive fees have been incurred or paid to the Manager since inception.

The Company is required to reimburse the Sponsor for all out-of-pocket costs actually incurred by the Sponsor, including without limitation, legal fees and expenses, due diligence fees and expenses, other third party fees and expenses, costs of appraisals, travel expenses, nonrefundable option payments and deposits on properties not acquired, accounting fees and expenses, title insurance premiums and other closing costs, personnel costs and miscellaneous expenses relating to the selection, acquisition and due diligence of properties. The Company's reimbursement obligation is not subject to any dollar limitation. Expenses will be reimbursed in cash on a monthly basis following the end of each month. However, the Company will not reimburse the Sponsor for the salaries and other compensation of its personnel.

The following table details amounts incurred by the Company and contractually due to the Sponsor and the Manager and forgiven in connection with the operations related services described above (amounts in thousands):

	Three Months Ended September 30, 2012		Three Months Ended September 30, 2011
	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees and related cost reimbursements	$441	$-	$-	$-
Financing fees and related cost reimbursements	369	-	-	-
Other expense reimbursements	45	-	-	-
On-going fees:
Base management fees	-	278	-	50
Incentive fees	-	-	-	-
Total operational fees and reimbursements	$855	$278	$-	$50

	Nine Months Ended September 30, 2012		Nine Months Ended September 30, 2011
	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees and related cost reimbursements	$1,703	$-	$-	$-
Financing fees and related cost reimbursements	583	-	-	-
Other expense reimbursements	71	-	-	-
On-going fees:
Base management fees	-	664	-	50
Incentive fees	-	-	-	-
Total operational fees and reimbursements	$2,357	$664	$-	$50

Under an administrative support agreement between the Company and the Sponsor, the Sponsor will pay or reimburse the Company for its general administrative expenses, including, without limitation, legal fees, audit fees, board of directors fees, insurance, marketing and investor relation fees, until September 6, 2012, which was one year after the closing of the IPO, to the extent the amount of certain net earnings from operations thresholds, as specified in the agreement, is less than the amount of the distributions declared by the Company during this one-year period. To the extent these amounts are paid by the Sponsor, they would not be subject to reimbursement by the Company. These costs are presented net in the accompanying consolidated statements of operations and comprehensive loss.

The following table details general and administrative expenses absorbed by the Sponsor during the three and nine months ended September 30, 2012 (amounts in thousands).

	Three months ended September 30, 2012	Nine months ended September 30, 2012
General and administrative expenses absorbed	$-	$164

The Company had a receivable from affiliates of $0.2 million at September 30, 2012, related to absorbed general and administrative expenses.

Note 9 - Related Party Transactions and Arrangements

Common Stock Ownership

Certain affiliates of the Company have purchased shares of the Company's common stock. As of December 31, 2011, 31.3% of the shares of common stock outstanding on a fully diluted basis, including the Contributor's 310,000 OP Units that are convertible to common stock and the 167,400 restricted shares granted to the Manager, were purchased by or granted to affiliates of the Company. See Note 1 - Organization for more information on stock issued in the Formation Transactions.

The Company has issued restricted stock to the Manager and non-executive directors in conjunction with share-based compensation plans. See Note 11 - Share-Based Compensation.

Economic Dependency	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Economic Dependency Abstract
Economic Dependency

Note 12 - Economic Dependency

Under various agreements, the Company has engaged or will engage the Manager and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company's common stock available for issue in follow-on offerings, as well as other administrative responsibilities for the Company including accounting services and investor relations.

As a result of these relationships, the Company is dependent upon the Manager, the Sponsor and their affiliates. In the event that these companies were unable to provide the Company with the respective services, the Company would be required to find alternative providers of these services.

Note 10 - Economic Dependency

Under various agreements, the Company has engaged or will engage the Manager and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company's common stock available for issue in follow-on offerings, as well as other administrative responsibilities for the Company including accounting services and investor relations.

As a result of these relationships, the Company is dependent upon the Manager, the Sponsor and their affiliates. In the event that these companies were unable to provide the Company with the respective services, the Company would be required to find alternative providers of these services.

Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

Note 13 - Share-Based Compensation

Equity Plan

The Company has adopted the American Realty Capital Properties, Inc. Equity Plan (the "Equity Plan"), which provides for the grant of stock options, restricted shares of common stock, restricted stock units, dividend equivalent rights and other equity-based awards to the Manager, non-executive directors, officers and other employees and independent contractors, including employees or directors of the Manager and its affiliates who are providing services to the Company.

Under the Equity Plan, the Company's compensation committee is authorized to approve grants of equity-based awards to the Manager. Concurrently with the closing of the IPO, the Company granted to the Manager 167,400 restricted shares of common stock, which was equal to 3.0% of the number of shares of common stock sold through the IPO. This award of restricted shares vests ratably on a quarterly basis over a three -year period beginning on October 1, 2011. The Manager is entitled to receive "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the common stockholders, commencing on the first anniversary of the date of grant. The Manager will defer any distributions payable to it in connection with the restricted stock that it is granted under the Equity Plan until such time as the Company is covering the payment of distributions to the stockholders based on the criteria in the agreement, for the six immediately preceding months. In June 2012, the Company granted to the Manager an additional 93,683 restricted shares of common stock. In June 2012, the Manager distributed these 93,683 restricted shares of common stock to key personnel of an affiliate of the Manager. These restricted shares will vest annually over three years beginning in January 2013. In addition to these restricted stock grants, the Company may from time to time grant additional equity incentive awards to the Manager pursuant to the Equity Plan. The Manager may, in the future, allocate a portion of these awards or ownership or profits interests in it to officers or any other personnel of the Manager or other personnel of the Manager or its affiliates in order to provide incentive compensation to them. For the three and nine months ended September 30, 2012, compensation expense for restricted shares was $0.4 million and $0.7 million, respectively.

The Company authorized and reserved a total number of shares equal to 10.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis assuming the redemption of all OP Units for shares of common stock) to be issued at any time under the Equity Plan for equity incentive awards excluding the initial grant to the Manager. All such awards of shares will vest ratably on an annual basis over a three-year period beginning on the first anniversary of the date of grant and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.

Director Stock Plan

Concurrently with the closing of the IPO, the Company granted 3,000 restricted shares of common stock to each of the Company's three independent directors, each of whom is a non-executive director, pursuant to the Director Stock Plan. Awards of restricted stock will vest ratably over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum, subject to the director's continued service on the Board of Directors, and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as distributions are paid to the stockholders. At September 30, 2012, a total of 99,000 shares of common stock are reserved for issuance under the Director Stock Plan. As of September 30, 2012 and 2011, there were 16,200 and 9,000 unvested restricted shares (the "Directors' shares"), respectively, issued to independent directors under the Director Stock Plan. For the three and nine months ended September 30, 2012 and 2011, respectively, compensation expense for the vesting of Directors' shares was immaterial.

The following table details the restricted shares activity within the Equity Plan and Director Stock Plan during the nine months ended September 30, 2012:

	Equity Plan		Director Stock Plan
	Number of Common Shares	Weighted-Average Issue Price	Number of Common Shares	Weighted-Average Issue Price
Unvested, December 31, 2011	167,400	$12.50	9,000	$12.50
Granted	93,683	10.65	9,000	10.65
Vested	(59,556)	12.41	(1,800)	12.50
Unvested, September 30, 2012	201,527	$12.50	16,200	$11.47

Note 11 - Share-Based Compensation

Equity Plan

The Company has adopted the American Realty Capital Properties, Inc. Equity Plan (the "Equity Plan"), which provides for the grant of stock options, restricted shares of common stock, restricted stock units, dividend equivalent rights and other equity-based awards to the Manager, non-executive directors, officers and other employees and independent contractors, including employees or directors of the Manager and its affiliates who are providing services to the Company.

Under the Equity Plan, the Company's compensation committee is authorized to approve grants of equity-based awards to the Manager. Concurrently with the closing of the IPO, the Company granted to the Manager 167,400 restricted shares, which is equal to 3.0% of the number of shares of common stock sold through the IPO. This award of restricted shares will vest ratably on a quarterly basis over a three-year period beginning on October 1, 2011. The Manager is entitled to receive "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders, commencing on the first anniversary of the date of grant. The Manager will defer any distributions payable to it in connection with the restricted stock that it is granted under the Equity Plan until such time as the Company is covering the payment of distributions to the stockholders based on the criteria in the agreement, for the six immediately preceding months. In addition to the restricted stock that was granted to the Manager concurrently with the completion of the IPO, the Company may from time to time grant additional equity incentive awards to the Manager pursuant to the Equity Plan. The Manager may, in the future, allocate a portion of these awards or ownership or profits interests in it to officers or any other personnel of the Manager or other personnel of the Manager or its affiliates in order to provide incentive compensation to them. For the year ended December 31, 2011, compensation expense for restricted shares was $0.2 million.

The Company authorized and reserved a total number of shares equal to 10.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis assuming the redemption of all OP Units for shares of common stock) at any time under the Equity Plan for equity incentive awards other than the initial grant to the Manager. All such awards of shares will vest ratably on an annual basis over a three-year period beginning on the first anniversary of the date of grant and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.

Director Stock Plan

Concurrently with the closing of the IPO, the Company granted 3,000 restricted shares of common stock to each of the Company's three independent directors, each of whom is a non-executive director, pursuant to the Director Stock Plan (the "Director Stock Plan"). Awards of restricted stock will vest ratably over a five-year period following the first anniversary of the date of grant in increments of 20% per annum, subject to the director's continued service on the Board of Directors, and shall provide for "distribution equivalents" with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as distributions are paid to the stockholders. At December 31, 2011, a total of 99,000 shares of common stock are reserved for issuance under the Director Stock Plan. As of December 31, 2011, there were 9,000 restricted shares issued to independent directors under the Director Stock Plan at a fair value of $12.50 per share. For the year ended December 31, 2011, compensation expense for the vesting of directors' shares was immaterial.

Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 14 - Net Loss Per Share

The following is a summary of the basic and diluted net loss per share computation for the three and nine months ended September 30, 2012 and 2011 (dollars in thousands, expect for shares and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net loss from continuing operations attributable to stockholders	$(763)	$(625)	$(3,034)	$(641)
Less: dividends declared on preferred shares	(140)	-	(210)
Net loss from continuing operations attributable to common stockholders	(903)	(625)	(3,244)	(641)
Net loss from discontinued operations attributable to stockholders	(41)	(9)	(440)	(9)
Net loss attributable to common stockholders, net of dividends on preferred shares	$(944)	$(634)	$(3,684)	$(650)
Weighted average common shares outstanding	10,846,432	1,515,710	8,543,365	511,452
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.08)	$(0.41)	$(0.38)	$(1.25)
Basic and diluted net loss per share from discontinued operations attributable to stockholders	$-	$(0.01)	$(0.05)	$(0.02)
Basic and diluted net loss per share attributable to common stockholders	$(0.09)	$(0.42)	$(0.43)	$(1.27)

As of September 30, 2012, the Company had 886,376 OP Units issued, which are convertible to an equal number of shares of the Company's common stock, 217,727 shares of unvested restricted stock outstanding, 545,454 shares of the Company's Series A preferred convertible stock outstanding and 283,018 shares of the Company's Series B preferred convertible stock outstanding, which were excluded from the calculation of diluted loss per share as the effect would have been antidilutive.

Note 12 - Net Loss Per Share

The following is a summary of the basic and diluted net loss per share computation for the year ended December 31, 2011. The Company had no income or loss for the period from December 2, 2010 (date of inception) to December 31, 2010 (dollars in thousands, expect for per share data):

Year Ended December 31, 2011
Net loss from continuing operations attributable to stockholders	$(1,759)
Loss from discontinued operations attributable to stockholders	(816)
Net loss attributable to stockholders	$(2,575)
Weighted average common shares outstanding	2,045,320
Basic and diluted net loss per share from continuing operations attributable to stockholders	$(0.86)
Basic and diluted net loss per share attributable to stockholders	$(1.26)

As of December 31, 2011, the Company had 310,000 OP Units outstanding, which are convertible to common stock, and 176,400 shares of unvested restricted stock outstanding which were excluded from the calculation of diluted loss per share as the effect would have been antidilutive.

Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results (Unaudited) [Abstract]
Quarterly Results (Unaudited)

Note 14 - Quarterly Results (Unaudited)

Presented below is a summary of the unaudited quarterly financial information for the year ended December 31, 2011 and the period from December 2, 2010 (date of inception) to December 31, 2010 (in thousands, except share and per share amounts):

	Period from December 2, 2010 (Date of Inception) to December 31, 2010	Quarters Ended
		March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	$-	$-	$-	$576	$2,599
Net loss from continuing operations attributable to stockholders	$-	$(16)	$-	$(626)	$(1,117)
Loss from discontinued operations attributable to stockholders	$-	$-	$-	$(8)	$(808)
Weighted average shares outstanding	1,000	1,000	1,000	1,515,710	6,596,908
Basic and diluted loss per share from continuing operations attributable to stockholders	$-	$(16.00)	$-	$(0.41)	$(0.17)
Basic and diluted loss per share attributable to stockholders	$-	$(16.00)	$-	$(0.42)	$(0.29)

Discontinued Operations and Properties Held for Sale	9 Months Ended
Sep. 30, 2012
Discontinued Operations and Properties Held for Sale [Abstract]
Discontinued Operations and Properties Held for Sale

Note 15 - Discontinued Operations and Properties Held for Sale

The Company separately classifies properties held for sale in the accompanying consolidated balance sheets and operating results for those properties as discontinued operations in the accompanying consolidated statements of operations. In the normal course of business, changes in the market may compel the Company to decide to classify a property as held for sale or reclassify a property that is designated as held for sale back to held for investment. In these situations, the property is transferred to held for sale or back to held for investment at the lesser of fair value or depreciated cost. As of September 30, 2012 and December 31, 2011, the Company held one and two vacant properties, respectively, which were classified as held for sale on the accompanying respective balance sheets.

The Company sold one held for sale property during the three months ended September 30, 2012. See Note 3 - Real Estate Investments.

Pro Forma Consolidated Statement of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Pro Forma Consolidated Statement of Operations [Abstract]
Pro Forma Consolidated Statement of Operations

Note 15 - Pro Forma Consolidated Statement of Operations (Unaudited)

The following pro forma Consolidated Statement of Operations for the year ended December 31, 2011 is presented as if the assets and liabilities of ARC Income Properties, LLC and ARC Income Properties III, LLC had been contributed to the Company as of January 1, 2011. This financial statement should be read in conjunction with the Company's historical financial statements and notes thereto. The pro forma Consolidated Statement of Operations is unaudited and is not necessarily indicative of what the actual results of operations would have been had these entities been contributed to the Company as of January 1, 2011, nor does it purport to present the future results of operations of the Company (in thousands, except share and per share amounts):

American Realty Capital Properties, Inc.(1)	ARC Income Properties, LLC(2)	ARC Income Properties III, LLC(3)	Pro Forma Adjustments(4)	Pro Forma(4)
Revenues:
Rental income	$3,175	$4,650	$1,548	$-	$9,373
Total revenues	3,175	4,650	1,548	9,373
Operating expenses:
Management fee	-	-	-	300	(5)	300
Acquisition and transaction related	1,875	18	(1,893	)(6)	-
General and administrative	593	82	50	-	(7)	725
Depreciation and amortization	1,612	217	606	2,435
Total operating expenses	4,080	317	656	3,460
Operating income	(905)	4,333	892	5,913
Interest expense	(924)	(5,826)	(2,115)	6,082	(8)	(2,783)
Other income	1	-	-	1
Total other expense	(923)	(5,826)	(2,115)	(2,782)
Net income (loss)	(1,828)	(1,493)	(1,223)	3,131
Net income attributable to non-controlling interests from continuing operations	69	-	-	(243	)(9)	(174)
Net loss attributable to stockholders from continuing operations	(1,759)	(1,493)	(1,223)	2,957
Discontinued operations:
Loss from operations of held for sale properties	(37)	(90)	-	(127)
Loss on held for sale properties	(815)	-	-	(815)
Loss from discontinued operations	(852)	(90)	-	(942)
Loss from discontinued operations attributable to non-controlling interest	36	-	-	36
Loss from discontinued operations attributable to stockholders	(816)	(90)	-	(906)
Net income attributable to American Realty Capital Properties, Inc.	(2,575)	(1,583)	(1,223)	2,051
Per share data:
Weighted average shares outstanding	7,323,434
Earnings per share basic	$0.40
Weighted average shares fully diluted	7,809,834
Earning per share fully diluted	$0.38	(10)
(1)	Reflects the historical Statement of Operations of American Realty Capital Properties, Inc. for the period indicated.
(2)	Reflects the historical Statement of Operations of ARC Income Properties, LLC for the period indicated.

(3)	Reflects the historical Statement of Operations of ARC Income Properties III, LLC for the period indicated.
(4)	Adjustments and pro forma balances based on the 7.3 million shares of common stock outstanding at December 31, 2011.
(5)	Represents management fee of the maximum of 0.50% of unadjusted book value of assets that may be charged by affiliated Manager. The determination of payment of fees to the Manager will be made on a periodic basis based on available cash flow.
(6)	Represents the $ 1.9 million of one-time transaction costs incurred by the Company related to the transfer of ownership interests in the predecessor companies and transaction costs related to the purchase of property. These costs are mainly comprised of legal costs, settlement costs and professional fees.
(7)	Excludes estimated general and administrative costs primarily for legal fees, audit fees, board of directors fees, insurance, marketing and investor relations fees related to operation as a public company, which are expected to have an ongoing effect on the results of operations of the Company, to be approximately $0.5 million per year, on an ongoing basis.
(8)	Represents reversal of interest expense for long-term notes repaid at the closing of the IPO, reversal of interest expense on $82.6 million of mortgage debt which was refinanced by the Company, reversal of related deferred financing costs, amortization, an addition of estimated interest expense for $51.5 million drawn on the new $150.0 million senior secured revolving credit facility (See Note 4 - Senior Secured Revolving Credit Facility), and amortization of deferred financing costs for the new facility. The detail of these amounts are as follows (amounts in thousands):

Period from December 2, 2010 (Date of Inception) to December 31, 2011
Reversal of interest expense for long-term notes	$1,994
Reversal of interest expense for $82.6 million mortgage note	3,739
Reversal of deferred financing cost amortization on long-term notes and mortgage to be refinanced	1,677
Interest expense for $51.5 million draw on new senior secured credit facility	(1,086)
Deferred financing amortization for new $150.0 million senior secured credit facility	(242)
$6,082
(9)	Represents the necessary adjustment to reflect value of 310,000 OP Units issued to the owner of the predecessor companies.
(10)	Includes the effect of the conversion of 310,000 OP Units to common stock, the exercise of 167,400 unvested restricted shares of common stock issued to the Manager and 9,000 unvested restricted shares of common stock issued to non-executive directors at the closing of the IPO.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the transaction described below.

Completion of Acquisition of Assets

The following table presents certain information about the properties that the Company acquired from October 1, 2012 to October 26, 2012 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price(1)
Total Portfolio - September 30, 2012(2)	124	2,198,877	$235,723
Acquisitions	2	14,985	2,258
Total portfolio - October 26, 2012(2)	126	2,213,862	$237,981
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at September 30, 2012. The aggregate square footage and original base purchase price of this contributed vacant property was 3,200 and $1.2 million, respectively.

Note 16 - Subsequent Events

The Company has evaluated subsequent events through the filing of this Form 10-K, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

Completion of Acquisitions of Assets

The following table presents certain information about the properties that the Company acquired from January 1, 2012 to March 1, 2012 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price(1)
Total Portfolio - December 31, 2011(2)	88	996,012	$136,872
Acquisitions	2	27,129	8,628
Total portfolio - March 1, 2012(2)	90	1,023,141	$145,500
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes 2 vacant properties contributed in September 2011 which were classified as held for sale at December 31, 2011. The aggregate square footage and base purchase price of these vacant properties was 6,800 and $2.9 million, respectively.

The acquisitions made subsequent to December 31, 2011 were made in the normal course of business and none were individually significant to the total portfolio.

Financings

In January 2012, the Company received proceeds of $7.2 million from advances on the senior secured revolving credit facility in order to finance 3 properties. As of March 1, 2012, there was $49.6 million outstanding on this facility.

In March 2012, RBS Citizens approved a request by the Company to add two one-year extensions to the senior secured revolving credit facility. Each extension will be subject to customary requirements, including written notice of intent, no defaults and payment of an extension fee.

Summary of Significant Accounting Policies (Policy)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (the "FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods ending after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.

In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual reporting periods ended after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.

In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.

In December 2011, the FASB issued guidance which contains new disclosure requirements regarding the nature of and entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards and will give the financial statement users information about both gross and net exposures. The guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

Real Estate Investments (Tables)	9 Months Ended
Sep. 30, 2012
Real Estate Investments [Abstract]
Assets and Liabilities Assumed

Real estate investments, at cost:
Land	$10,228
Buildings, fixtures and improvements	75,360
Total tangible assets	85,588
Acquired intangibles:
In-place leases	13,262
Total assets acquired, net	98,850
OP Units issued to acquire real estate investments	(6,352)
Cash paid to acquire real estate investments	$92,498
Number of properties acquired	36

Schedule of Real Estate Properties
No. of Buildings		Square Feet		Base Purchase Price(1)
Total Portfolio - September 30, 2012(2)	124		2,198,877		$235,723
Acquisitions	2		14,985		2,258
Total portfolio - October 26, 2012(2)	126		2,213,862		$237,981
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at September 30, 2012. The aggregate square footage and original base purchase price of this contributed vacant property was 3,200 and $1.2 million, respectively.

Schedule of Future Minimum Rental Payments for Operating Leases
Future Minimum Base Rent Payments
October 1, 2012 - December 31, 2012	$4,980
2013	20,228
2014	20,416
2015	20,246
2016	19,858
Thereafter	72,222
$157,950

Schedule of Annualized Rental Income by Major Tenants
Tenant	September 30, 2012	September 30, 2011
Citizens Bank	33.4%	75.0%
John Deere	11.7%	-%
GSA	11.4%	-%
Home Depot	11.2%	25.0%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
State	September 30, 2012	September 30, 2011
Michigan	14.2%	22.7%
South Carolina	12.4%	25.0%
Ohio	11.8%	20.0%
Iowa	11.7%	*
New York	10.4%	11.7%

Mortgage Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable [Abstract]
Schedule of Mortgage Notes Payable
Encumbered Properties		Outstanding Loan Amount		Weighted Average Effective Interest Rate(1)	Weighted Average Maturity(2)
September 30, 2012	29		$35,760		4.52%	3.77
December 31, 2011	28		$30,260		4.67%	4.32
(1)	Mortgage notes payable have fixed rates. Effective interest rates range from 3.68% to 5.32% at September 30, 2012 and 3.80% to 5.32% at December 31, 2011.
(2)	Weighted average remaining years until maturity as of September 30, 2012 and December 31, 2011, respectively.

Schedule of Aggregate Principal Payments of Mortgages
Total
October 1, 2012 - December 31, 2012	$-
2013	74
2014	189
2015	13,767
2016	11,760
Thereafter	9,970
Total	$35,760

Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping

	Level	Carrying Amount at September 30, 2012	Fair Value at September 30, 2012	Carrying Amount at December 31, 2011	Fair Value at December 31, 2011
Mortgage notes payable	3	$35,760	$35,794	$30,260	$30,626
Senior secured revolving credit facility	3	$91,090	$91,090	$42,407	$42,407

Derivatives and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2012
Derivatives and Hedging Activities [Abstract]
Schedule of Interest Rate Derivatives
Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Cap	1	$50,000

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
	Balance Sheet Location	September 30, 2012
Derivatives designated as hedging instruments:
Interest Rate Cap	Derivative, at fair value	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Three Months Ended			Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$-	$-	$(13)	$-
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$-	$-	$-	$-
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amounts excluded from effectiveness testing)	$-	$-	$-	$-

Related Party Transactions and Arrangements (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions and Arrangements [Abstract]
Schedule of selling commissions and Dealer Manager fees payable to Affiliate
Three Months Ended			Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Total commissions paid to affiliated Dealer Manager	$-	$919	$-	$919

Schedule of offering costs reimbursements and fees to related party
Three Months Ended			Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Offering expense reimbursements	$59	$-	$109	$-

Schedule of amount contractually due and forgiven in connection with operation related services
	Three Months Ended September 30, 2012		Three Months Ended September 30, 2011
	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees and related cost reimbursements	$441	$-	$-	$-
Financing fees and related cost reimbursements	369	-	-	-
Other expense reimbursements	45	-	-	-
On-going fees:
Base management fees	-	278	-	50
Incentive fees	-	-	-	-
Total operational fees and reimbursements	$855	$278	$-	$50

	Nine Months Ended September 30, 2012		Nine Months Ended September 30, 2011
	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees and related cost reimbursements	$1,703	$-	$-	$-
Financing fees and related cost reimbursements	583	-	-	-
Other expense reimbursements	71	-	-	-
On-going fees:
Base management fees	-	664	-	50
Incentive fees	-	-	-	-
Total operational fees and reimbursements	$2,357	$664	$-	$50

Schedule of general and administrative expenses absorbed by Affiliate
	Three months ended September 30, 2012	Nine months ended September 30, 2012
General and administrative expenses absorbed	$-	$164

Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Share-Based Compensation [Abstract]
Schedule of Share-based Compensation Activity

	Equity Plan		Director Stock Plan
	Number of Common Shares	Weighted-Average Issue Price	Number of Common Shares	Weighted-Average Issue Price
Unvested, December 31, 2011	167,400	$12.50	9,000	$12.50
Granted	93,683	10.65	9,000	10.65
Vested	(59,556)	12.41	(1,800)	12.50
Unvested, September 30, 2012	201,527	$12.50	16,200	$11.47

Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Net Loss Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net loss from continuing operations attributable to stockholders	$(763)	$(625)	$(3,034)	$(641)
Less: dividends declared on preferred shares	(140)	-	(210)
Net loss from continuing operations attributable to common stockholders	(903)	(625)	(3,244)	(641)
Net loss from discontinued operations attributable to stockholders	(41)	(9)	(440)	(9)
Net loss attributable to common stockholders, net of dividends on preferred shares	$(944)	$(634)	$(3,684)	$(650)
Weighted average common shares outstanding	10,846,432	1,515,710	8,543,365	511,452
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.08)	$(0.41)	$(0.38)	$(1.25)
Basic and diluted net loss per share from discontinued operations attributable to stockholders	$-	$(0.01)	$(0.05)	$(0.02)
Basic and diluted net loss per share attributable to common stockholders	$(0.09)	$(0.42)	$(0.43)	$(1.27)

Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Schedule of Real Estate Properties
No. of Buildings		Square Feet		Base Purchase Price(1)
Total Portfolio - September 30, 2012(2)	124		2,198,877		$235,723
Acquisitions	2		14,985		2,258
Total portfolio - October 26, 2012(2)	126		2,213,862		$237,981
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at September 30, 2012. The aggregate square footage and original base purchase price of this contributed vacant property was 3,200 and $1.2 million, respectively.

Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended		12 Months Ended	22 Months Ended						9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Aug. 17, 2012	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jul. 02, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 06, 2011 Common Stock [Member]	Sep. 30, 2012 General Partner [Member] ARC Properties Operating Partnership, L.P. [Member]	Sep. 30, 2012 Affiliated Entity [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member]	Sep. 30, 2012 Unaffiliated Third Party [Member]
Operations [Line Items]
Common stock, shares issued	11,163,617		7,323,434				487,500	3,250,000	100,000	1,500,000	5,600,000
Common stock, shares outstanding	11,163,617		7,323,434			11,200,000
Proceeds from Issuance of Common Stock					$ 78,100	$ 118,900
Proceeds from issuances of preferred shares	9,000
Maximum Amount of Offering from Universal Shelf Registration Statement				$ 500,000
Maximum amount of shares convertible into common stock				1,882,248
General partner ownership interest in OP, Percent												92.50%
Limited partner ownership interest in OP, Percent													2.60%	4.90%

Real Estate Investments (Assets And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended							9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 In-Place Leases [Member]	Jul. 03, 2013 Property in Havertown, PA [Member]	Sep. 30, 2012 Contributor [Member] ARC Real Estate Partners, LLC [Member]	Sep. 30, 2012 Occupied [Member]	Sep. 30, 2012 Vacant [Member]	Dec. 31, 2011 Vacant [Member]	Sep. 30, 2012 Vacant [Member] Real Estate [Member]	Dec. 31, 2011 Vacant [Member] Real Estate [Member]	Sep. 30, 2012 Building [Member]	Sep. 30, 2012 Furniture and Fixtures [Member]	Sep. 30, 2012 Building Improvements [Member]
Real Estate Properties [Line Items]
Land	$ 10,228
Buildings, fixtures and improvements	75,360
Total tangible assets	85,588
Acquired Intangibles				13,262
Purchase proce of acquired real estate investments	98,850
OP units issued to acquire real estate investments	(6,352)
Cash paid for acquired real estate investments	92,498		17,528
Number of real estate properties purchased, in properties	36
Number of properties contributed by affiliate, in properties						63
Number of Real Estate Properties							125	1	2	1	2
Business Acquisition, Pending Purchase Price Allocation	8,000											5,100	1,100	1,800
Proceeds from sale of property held for sale	$ 553				$ 600

Real Estate Investments (Schedule of Real Estate Properties) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Home Depot [Member] sqft	Sep. 30, 2012 Citizens Bank [Member] sqft	Sep. 30, 2012 Community Bank [Member] sqft	Sep. 30, 2012 Dollar General I [Member] sqft	Sep. 30, 2012 Advance Auto [Member] sqft	Sep. 30, 2012 Walgreens I [Member] sqft	Sep. 30, 2012 Portfolio as of Dec. 31, 2011 [Member] sqft	Sep. 30, 2012 GSA I [Member] sqft	Sep. 30, 2012 Walgreens II [Member] sqft	Sep. 30, 2012 FedEx [Member] sqft	Sep. 30, 2012 John Deere [Member] sqft	Sep. 30, 2012 GSA II [Member] sqft	Sep. 30, 2012 GSA III [Member] sqft	Sep. 30, 2012 Tractor Supply [Member] sqft	Sep. 30, 2012 GSA IV [Member] sqft	Sep. 30, 2012 Dollar General, Two [Member] sqft	Sep. 30, 2012 GSA, Five [Member] sqft	Sep. 30, 2012 Mrs. Baird's [Member] sqft	Sep. 30, 2012 Reckitt Benckiser [Member] sqft	Sep. 30, 2012 CVS I [Member] sqft	Sep. 30, 2012 Iron Mountian [Member] sqft	Sep. 30, 2012 2012 Acquisitons [Member] sqft	Sep. 30, 2012 Portfolio as of September 30, 2012 [Member] sqft	Sep. 30, 2012 Occupied [Member]
Real Estate Properties [Line Items]
Occupancy Rate	100.00%
Number of Real Estate Properties			1	59	1	20	6	1	88	1	1	6	1	1	1	1	1	16	1	1	1	3	1	36	124	125
Square Feet			465,600	291,920	4,410	177,668	42,000	14,414	996,012	12,009	15,120	92,935	552,960	18,640	39,468	38,507	22,509	134,102	11,281	75,050	32,000	31,620	126,664	1,202,865	2,198,877
Remaining Lease Term			17 years 2 months 12 days	5 years 4 months 24 days	3 years 9 months 18 days	6 years 10 months 24 days	7 years 1 month 6 days	9 years	8 years 2 months 12 days	6 years 4 months 24 days	6 years 3 months 18 days	4 years 2 months 12 days	5 years 3 months 18 days	6 years	4 years 7 months 6 days	6 years 1 month 6 days	6 years	5 years 1 month 6 days	4 years 4 months 24 days	4 years 8 months 12 days	5 years 7 months 6 days	4 years 8 months 12 days	5 years 3 months 18 days	5 years 2 months	6 years 9 months 18 days
Base Purchase Price	$ 235,723	$ 136,873	$ 23,398	$ 95,241	$ 705	$ 9,981	$ 5,122	$ 2,426	$ 136,873	$ 4,850	$ 3,778	$ 12,207	$ 26,126	$ 5,835	$ 6,350	$ 1,921	$ 3,890	$ 5,993	$ 2,200	$ 6,213	$ 10,000	$ 4,855	$ 4,632	$ 98,850	$ 235,723
Capitalization Rate			9.70%	7.10%	5.10%	9.70%	8.90%	10.10%	7.80%	8.20%	9.20%	9.00%	9.00%	11.10%	9.50%	9.50%	11.00%	10.70%	9.90%	10.20%	9.60%	9.90%	9.60%	9.50%	8.50%
Annualized Rental Income or Annualized Net Operating Income			$ 2,258	$ 6,726	$ 36	$ 965	$ 457	$ 245	$ 10,687	$ 396	$ 346	$ 1,099	$ 2,353	$ 647	$ 604	$ 183	$ 428	$ 642	$ 217	$ 631	$ 964	$ 481	$ 443	$ 9,434	$ 20,121
Annualized Rental Income/NOI per Square Foot			4.85	23.04	8.16	5.43	10.88	17	10.73	32.98	22.88	11.83	4.26	34.71	15.3	4.75	19.01	4.79	19.24	8.4	30.13	15.21	3.5	7.84	9.15

Real Estate Investments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Real Estate Investments [Abstract]
October 1, 2012 - December 31, 2012	$ 4,980
2013	20,228
2014	20,416
2015	20,246
2016	19,858
Thereafter	72,222
Total	$ 157,950

Real Estate Investments (Schedule of Annualized Rental Income by Major Tenants) (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Citizens Bank [Member]
Revenue, Major Customer [Line Items]
Annualized Rental Income	33.40%	75.00%
John Deere [Member]
Revenue, Major Customer [Line Items]
Annualized Rental Income	11.70%	0.00%
Home Depot [Member]
Revenue, Major Customer [Line Items]
Annualized Rental Income	11.20%	25.00%
GSA [Member]
Revenue, Major Customer [Line Items]
Annualized Rental Income	11.40%	0.00%

Real Estate Investments (Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas) (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Michigan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	14.20%	22.70%
South Carolina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	12.40%	25.00%
Ohio [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	11.80%	20.00%
Iowa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	11.70%
New York [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	10.40%	11.70%

Senior Secured Revolving Credit Facility (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	4 Months Ended	9 Months Ended
	Sep. 07, 2011	Dec. 31, 2011	Sep. 30, 2012
Line of Credit Facility [Line Items]
Long-term Line of Credit		$ 42,407	$ 91,090
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum capacity on credit facility	150,000
Term of credit facility	36 months
Debt, fair value		42,400	91,100
Interest rate during period		3.17%	2.70%
Properties collateralized, in properties		59	95
Credit facility, remaining borrowing capacity			18,900
Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread on variable rate basis	2.15%
Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread on variable rate basis	2.90%
Revolving Credit Facility [Member] | Option 1 [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage threshold	50.00%
Revolving Credit Facility [Member] | Option 2 [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage threshold	50.00%
Letter of Credit [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Maximum capacity on credit facility	$ 10,000
RBS Citizens, N.A. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit, length of extension option	24 years
Above Threshold [Member] | Revolving Credit Facility [Member] | Option 1 [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage threshold	0.15%
Below Threshold [Member] | Revolving Credit Facility [Member] | Option 2 [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage threshold	0.25%

Mortgage Note Payable (Schedule of Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 35,760	$ 30,260
Mortgages [Member]
Debt Instrument [Line Items]
Encumbered Properties, in properties	29	28
Outstanding Loan Amount	$ 35,760	$ 30,260
Weighted Average Effective Interest Rate	4.52%	4.67%
Debt Weighted Average Maturity Term	3 years 9 months 7 days	4 years 3 months 26 days
Minimum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.68%	3.80%
Maximum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	5.32%	5.32%

Mortgage Note Payable (Schedule of Aggregate Future Principal Payments on Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Debt Instrument [Line Items]
July 1, 2012 - December 31, 2012	$ 0
2013	74
2014	189
2015	13,767
2016	11,760
Thereafter	9,970
Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 35,760

Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Mortgages Notes Payable [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 35,760	$ 30,260
Mortgages Notes Payable [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	35,794	30,626
Senior Secured Revolving Credit Facility [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	91,090	42,407
Senior Secured Revolving Credit Facility [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 91,090	$ 42,407

Derivatives and Hedging Activities (Details) (Cash Flow Hedging [Member], Interest Rate Cap [Member], Interest Expense [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Cash Flow Hedging [Member] | Interest Rate Cap [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Reclassification period from other comprehensive income as an increase to interest expense	12 months
Reclassified from other comprehensive income as an increase to interest expense	$ 13

Derivatives and Hedging Activities (Schedule of Interest Rate Derivatives) (Details) (Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], Interest Rate Cap [Member], USD $)
In Thousands, unless otherwise specified	Sep. 30, 2012
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Number of Instruments	1
Notional Amount	$ 50,000

Derivatives and Hedging Activities (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (Interest Rate Cap [Member], Cash Flow Hedging [Member], Derivative Financial Instruments, Liabilities [Member], USD $)
In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Interest Rate Cap [Member] | Cash Flow Hedging [Member] | Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ 0	$ 0

Derivatives and Hedging Activities (Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$ 0
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	0
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amounts excluded from effectiveness testing)	0
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	0	(13)	0
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amounts excluded from effectiveness testing)	0	0	0
Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$ 0	$ 0	$ 0

Convertible Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended			0 Months Ended
	Dec. 31, 2011	Jul. 24, 2012	May 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jul. 24, 2012 Series B Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued (in shares)			545,454			283,018
Stock Issued During Period, Value, New Issues	$ 83,931		$ 6,000			$ 3,000
Proceeds from Issuance of stock, net			$ 5,800			$ 3,000
Liquidation Preference Per Share		$ 10.6	$ 11	$ 11	$ 11	$ 10.6	$ 10.6
Convertible Preferred Stock, Terms of Conversion			1 year			1 year
Redemption Premium Percent			1.00%			1.00%
Annualized rate of dividend (per share)			$ 0.77			$ 0.74
Redemption price per share		$ 10.6	$ 11			$ 10.6

Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended										12 Months Ended	22 Months Ended
	Nov. 16, 2012	Sep. 30, 2012	Sep. 16, 2012	Jun. 30, 2012	Jun. 08, 2012	Mar. 17, 2012	Mar. 15, 2012	Feb. 27, 2012	Sep. 07, 2011	Dec. 31, 2011	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jul. 02, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 06, 2011 Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued		11,163,617								7,323,434			487,500	3,250,000	100,000	1,500,000	5,600,000
Common stock, shares outstanding		11,163,617								7,323,434		11,200,000
Proceeds from Issuance of Common Stock											$ 78,100	$ 118,900
Dividends declared, in dollars per share		$ 0.895		$ 0.89		$ 0.885		$ 0.88	$ 0.875
Dividends paid per share	$ 0.07458		$ 0.07417		$ 0.07375		$ 0.0733

Related Party Transactions and Arrangements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2012 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Sep. 30, 2012 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Sep. 30, 2012 Contract Purchase Price [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Amount Available or Outstanding Under Financing Arrangement [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Average Invested Assets [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Operating Partnership Unit [Member] ARC Real Estate Partners, LLC [Member]	Dec. 31, 2011 Operating Partnership Unit [Member] ARC Real Estate Partners, LLC [Member]	Sep. 30, 2012 Operating Partnership Unit [Member] ARC Real Estate Partners, LLC [Member] Contributor [Member]
Related Party Transaction [Line Items]
Due from Affiliates	$ 2,000
Common stock held by related party, percent							19.40%	31.30%
Financing coordination as a percentage of benchmark					0.75%
Operating Partnership Units Held By Related Party									310,000
Sales commissions as a percentage of benchmark		6.00%	2.00%
Acquisition fees as a percentage of benchmark				1.00%
Asset management fees as a percentage of benchmark						0.50%

Related Party Transactions and Arrangements (Schedule of Selling Commissions and Dealer Manager Fees) (Details) (Dealer Manager [Member], Realty Capital Securities, LLC [Member], Sales Commissions and Fees [Member], USD $)
In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Sales Commissions and Fees [Member]
Schedule of Offering Costs Reimbursements to Related Parties [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 0	$ 919

Related Party Transactions and Arrangements (Schedule of Offering Costs Reimbursements to Related Parties) (Details) (Manager [Member], ARC Properties Advisors, LLC [Member], Fees and Expense Reimbursement, Stock Offering [Member], USD $)
In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Manager [Member] | ARC Properties Advisors, LLC [Member] | Fees and Expense Reimbursement, Stock Offering [Member]
Schedule of Offering Costs Reimbursements to Related Parties [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 59	$ 109	$ 0

Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Paid [Member] | Total operation fees and reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 855	$ 0	$ 2,357	$ 0
Paid [Member] | One-time Fees [Member] | Acquisition fees and related expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	441	0	1,703	0
Paid [Member] | One-time Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	369	0	583	0
Paid [Member] | One-time Fees [Member] | Other expense reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	45	0	71	0
Paid [Member] | On-going Fees [Member] | Base management fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Paid [Member] | On-going Fees [Member] | Incentive fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Forgiven [Member] | Total operation fees and reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	278	50	664	50
Forgiven [Member] | One-time Fees [Member] | Acquisition fees and related expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Forgiven [Member] | One-time Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Forgiven [Member] | One-time Fees [Member] | Other expense reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Forgiven [Member] | On-going Fees [Member] | Base management fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	278	50	664	50
Forgiven [Member] | On-going Fees [Member] | Incentive fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 0	$ 0	$ 0	$ 0

Related Party Transactions and Arrangements (Schedule of General and Administrative Expenses Absorbed) (Details) (Absorbed General and Administrative Expenses [Member], Manager [Member], ARC Properties Advisors, LLC [Member], USD $)
In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Absorbed General and Administrative Expenses [Member] | Manager [Member] | ARC Properties Advisors, LLC [Member]
Schedule of General and Administrative Expenses Absorbed [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 164

Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	9 Months Ended		1 Months Ended		9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Equity Plan [Member]	Dec. 31, 2011 Equity Plan [Member]	Jun. 30, 2012 Equity Plan [Member] Key Personnel of Affiliate [Member] Manager [Member]	Jun. 30, 2012 Equity Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Equity Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Restricted Stock [Member] Equity Plan [Member]	Sep. 30, 2012 Restricted Stock [Member] Equity Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Equity Plan [Member]	Sep. 30, 2012 Restricted Stock [Member] Equity Plan [Member] Manager [Member]	Sep. 30, 2012 Restricted Stock [Member] Director Stock Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Director Stock Plan [Member]	Sep. 30, 2011 Restricted Stock [Member] Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number											167,400			9,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 12.5	$ 12.5								$ 11.47	$ 12.5
Shares issued in lieu of cash for services, in shares						93,683	93,683	167,400
Common stock held by related party, percent								3.00%
Restricted share vesting period								3 years					5 years
Share based compensation	$ 792	$ 2	$ 182						$ 400	$ 700
Maximum authorized amount as a percentage of shares authorized												10.00%
Shares granted automatically upon election to board of directors, in shares													3,000
Periodic vesting percentage													20.00%
Number of shares authorized, in shares													99,000
Aggregate shares issued, in shares									201,527	201,527			16,200		9,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										93,683			9,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 10.65									$ 10.65
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period										(59,556)			(1,800)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value				$ 12.41									$ 12.5

Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Restricted Stock [Member]	May 31, 2012 Series A Preferred Stock [Member]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations attributable to stockholders	$ (763)	$ (625)	$ (3,034)	$ (641)	$ (1,759)
Less: dividends declared on Preferred shares	140	0	(210)
Net loss from continuing operations attributable to common stockholders	(903)	(625)	(3,244)	(641)
Loss from discontinued operations attributable to stockholders	(41)	(9)	(440)	(9)	(816)
Net loss attributable to common stockholders, net of distributions	$ (944)	$ (634)	$ (3,684)	$ (650)
Weighted average common shares outstanding	10,846,432	1,515,710	8,543,365	511,452
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ (0.08)	$ (0.41)	$ (0.38)	$ (1.25)	$ (0.86)
Basic and diluted net loss per share from discontinued operations attributable to stockholders	$ 0		$ (0.05)	$ (0.02)
Basic and diluted net loss per share attributable to common stockholders	$ (0.09)	$ (0.42)	$ (0.43)	$ (1.27)	$ (1.26)
Antidilutive securities excluded from computation of earnings per share			886,376			217,727
Shares Issued (in shares)							545,454

Discontinued Operations and Properties Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale, net	$ 812		$ 812		$ 1,818
Operating Loss for Properties Held for Sale	$ 41	$ 9	$ 440	$ 9	$ 816
Vacant [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Real Estate Properties	1		1		2
Vacant [Member] | Real Estate [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Real Estate Properties	1		1		2

Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 2012 Acquisitons [Member] sqft	Oct. 26, 2012 October Acquisitions [Member] sqft	Oct. 26, 2012 Subsequent Event [Member] sqft	Sep. 30, 2012 Vacant [Member]	Dec. 31, 2011 Vacant [Member]	Sep. 30, 2012 Vacant [Member] Real Estate [Member] sqft	Dec. 31, 2011 Vacant [Member] Real Estate [Member]
Subsequent Event [Line Items]
Number of Real Estate Properties	124	2	126	1	2	1	2
Square feet of acquired property	2,198,877	14,985	2,213,862			3,200
Purchase price of acquired property	$ 235,723	$ 2,258	$ 237,981			$ 1,200